DEPOSIT FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposit for Non-current Assets
	As of December 31,
	2016	2017
	US$	US$

Buildings	239,827	55,364
Others	885	3,358

Total	240,712	58,722